Other Non-Current Assets (Details) - Schedule of other non-current assets - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other non-current assets [Abstract]
Loans to an ex-management		¥ 487
Loans to employees	2,867	2,484
Deposits for financing arrangements		1,656
School deposits	22,173	11,690
Rental deposits	29,601	1,120
Others	1,846	608
Other non-current assets	¥ 56,487	¥ 18,045